Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income from continuing operations before taxes (CHF)
Income/(loss) from continuing operations before taxes	SFr 199	SFr (484)	SFr 1,656	SFr (285)	SFr 3,167
Current and deferred taxes
Deferred income tax expense				(339)	708
Income tax expense	21	(179)	590	(158)	1,067
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	SFr 44
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr 63
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	63
Other non-deductible expenses	(109)
of which non-deductible interest expenses	81
of which non-deductible bank levy costs and other non-deductible compensation expenses	28
Lower taxed income	60
of which tax benefit related to non-taxable foreign exchange gains	(10)
of which tax benefit related non-taxable life insurance income	(16)
of which exempt income	12
Changes in deferred tax valuation allowance	(46)
Change in recognition of outside basis difference	145
Other	(136)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	8
of which tax (benefit)/charge from the impact of prior year adjustments	(15)
of which tax benefit from the reduction in own-credit revaluation gains	(41)
Income tax expense	21	SFr (179)	590	(158)	1,067
Switzerland
Increase/(decrease) in income taxes resulting from:
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	(22)
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	15
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	(95)
UK
Increase/(decrease) in income taxes resulting from:
of which tax benefit from the release of valuation allowances on deferred tax assets	(61)
Bank
Income from continuing operations before taxes (CHF)
Income/(loss) from continuing operations before taxes	55		1,508	(703)	2,929
Current and deferred taxes
Income tax expense	8		563	(293)	1,012
Increase/(decrease) in income taxes resulting from:
Income tax expense	SFr 8		SFr 563	SFr (293)	SFr 1,012